John Hancock Life Insurance of New York Separate Account B
John Hancock Life Insurance Company of New York
(“John Hancock NY”)
Modified Single Premium Variable Life Insurance Policy
SPVL
Updating Summary Prospectus dated April 27, 2026, Existing Investors
This Updating Summary Prospectus summarizes key features of the SPVL policy, an individual flexible premium variable universal life policy (the “Policy”).
Before you invest you should also review the prospectus for the Policy (the “Prospectus”) carefully, which contains more information about the Policy’s features, benefits, and risks. You can find this document and other information about the Policy online at dfinview.com/JohnHancock/PUFT/SPVL_NY. You can also obtain this information by calling 1-800-732-5543 or by sending an email request to webmail@jhancock.com.
Additional information about certain investment products, including variable life insurance, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

Table of Contents
Updated Information About Your Policy	3
important Information you should consider about the policy	3
Appendix: Portfolios Available Under The Policy	Appendix-1
2

Updated Information About Your Policy
The information in this section of the Updating Summary Prospectus is a summary of certain Policy features that have changed since the Prospectus dated April 28, 2025. This may not reflect all of the changes that have occurred since you entered into your Policy.
Underlying Investment Options
• Fee and performance information have been updated and are reflected in the APPENDIX: PORTFOLIOS AVAILABLE UNDER THE POLICY.
• The JHVIT Capital Appreciation Trust was renamed the JHVIT U.S. Growth Trust and changed its subadviser to Wellington Management Company LLP.
• The JHVIT Small Cap Opportunities Trust changed its subadviser to Dimensional Fund Advisers LP.
• The JHVIT 500 Index Trust changed its subadviser to Manulife Investment Management (US) LLC.
• The JHVIT Mid Cap Index Trust changed its subadviser to Manulife Investment Management (US) LLC.
• The JHVIT Small Cap Index Trust changed its subadviser to Manulife Investment Management (US) LLC.
• The JHVIT Total Stock Market Index Trust changed its subadviser to Manulife Investment Management (US) LLC.
• The JHVIT American International Trust was removed as an available Investment Option and was reorganized with the JHVIT Disciplined Value International Trust.
important Information you should consider about the policy
FEES AND EXPENSES
Transaction Charges
You may be charged for the following transactions:

A premium load is deducted monthly for the first 10 Policy Years. If additional premium payments are made, the premium load for a particular premium payment is deducted from the amount of Policy Value
corresponding to the premium payment for 10 Policy Years following the premium payment.

During the Surrender Charge Period, the Company will deduct a surrender charge if:
• the policy is surrendered for its Net Cash Surrender Value,
• a partial withdrawal is made (above the Free Withdrawal Amount), or
• the policy terminates due to default.

A transfer fee may be deducted upon transfers into or out of a variable investment account after you have made more than twelve such transfers in a year.
FEE TABLE Deductions from premium payments Deductions from Policy Value
3

FEES AND EXPENSES
Ongoing Fees and Expenses (annual charges)
In addition to transaction charges, you will also be subject to certain ongoing fees and expenses, including a cost of insurance charge, an administration charge and a mortality and expense risk (“M&E”) charge. Some of these fees and expenses are based wholly or in part on the characteristics of the insured person (e.g., age, sex, and underwriting classification).

You should view the “policy specifications” page of your policy for rates applicable to your policy.

				FEE TABLE Deductions from Policy Value
	You will also bear expenses associated with the portfolios under the policy, as shown in the following table:			Charges at the portfolio level APPENDIX
	Annual Fee	Minimum	Maximum
	Variable investment accounts (portfolio fees and expenses)	0.44%	1.22%

RISKS
Risk of Loss	You can lose money by investing in this policy.	PRINCIPAL RISKS OF INVESTING IN A POLICY
Not a Short- Term Investment
This policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The policy is unsuitable as a short-term savings vehicle because of substantial policy-level charges, including the premium load, as well as potential adverse tax consequences from such short-term use.
Access to Funds Risk/Not a Short-Term Investment
Risks Associated with Investment Options
An investment in this policy is subject to the risk of poor
performance and can vary depending on the performance of the account allocation options available under the policy (e.g., portfolios). Each such option (including the fixed account) will have its own unique risks, and you should review these options before making an allocation decision. You can find the prospectuses and other information about the portfolios at
dfinview.com/JohnHancock/PUFT/SPVL_NY.
Investment Risk/Risk of Loss
Insurance Company Risks
Your investment in the policy is subject to risks related to John
Hancock NY, including that the obligations (including under the fixed account option), guarantees, or benefits are subject to the claims-paying ability of John Hancock NY. Information about John
Hancock NY, including its financial strength ratings, is available upon request from your John Hancock NY representative. Our
current financial strength ratings can also be obtained by contacting the Service Office at 1-800-732-5543.
Depositor Registrant
Policy Lapse
Any amount of premium required to keep the policy in force is in default if not paid on or before its scheduled due date, but the policy provides a 61-day grace period for the payment of each such amount.
If a default is not cured within a 61-day grace period, your policy will terminate (i.e., “lapse”). You can apply to reinstate a policy that has lapsed, subject to conditions that include payment of a specified amount of additional premiums.

Since withdrawals reduce your Policy Value, withdrawals increase the risk of lapse. Loans also increase the risk of lapse.
Lapse and Reinstatement

4

RESTRICTIONS
Investments
There are restrictions that may limit the variable investment account options and general account options (including the fixed account)
that you may choose, as well as limitations on the transfer of Policy
Value among those options. In particular, your allocation options will be affected if you elect to take a loan. These restrictions may include a monthly limit on the number of transfers you may make. We may also impose additional restrictions to discourage market timing and disruptive trading activity.

Among other things, the policy also allows us to eliminate the shares of a portfolio or substitute shares of another new or existing portfolio, subject to applicable legal requirements.
Transfer of Account Value Availability of Loans, Limitations and Interest Portfolios

TAXES
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the policy. There is no additional tax benefit to you if the policy is purchased through a tax-qualified plan. If we pay out any amount of your Policy Value upon surrender or partial withdrawal, all or part of that distribution would generally be treated as a return of the premiums you’ve paid and not subjected to income tax, with any portion not treated as a return of your premiums includible in your income. Distributions also are subject to tax penalties under some circumstances. If your policy is a modified endowment contract, distributions, including policy loans, are treated as coming first from the gain in the policy and are includible in your income.
Tax Consequences of Owning a Policy

CONFLICTS OF INTEREST
Investment Professional Compensation
Some investment professionals may receive compensation for selling the policy, including by means of commissions and revenue sharing arrangements. These investment professionals may have a financial incentive to offer or recommend this policy over another investment.
Commissions Paid to Dealers
Exchanges
Some investment professionals may have a financial incentive to offer you a new policy in place of the one you already own, and you should only exchange your policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing policy.
Commissions Paid to Dealers
5

Appendix: Portfolios Available Under The Policy
The following is a list of portfolios available under the policies. More information about the portfolios is available in the prospectuses for the portfolios, which may be amended from time to time. You can find the prospectuses and other information about the portfolios at dfinview.com/JohnHancock/PUFT/SPVL_NY. You can also request this information at no cost by calling 1-800-732-5543 or by sending an email request to life_and_annuities_prospectuses@jhancock.com.
The current expenses and performance information below reflect fees and expenses of the portfolios, but do not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each portfolio’s past performance is not necessarily an indication of future performance.
Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25) (%)
			1-Year	5-Year	10-Year
To approximate the aggregate total return of a broad-based U.S. domestic equity market index.	500 Index Trust - Series NAV John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.25%*	17.57	14.12	14.52
To seek income and capital appreciation.	Active Bond Trust - Series I John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.70%*	7.39	0.02	2.61
To seek to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Asset Allocation Trust - Series I Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	0.91%*	15.39	8.57	9.37
To seek to provide long-term growth of capital.	American Global Growth Trust - Series I Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	1.07%*	21.17	7.81	11.74
To seek to provide growth of capital.	American Growth Trust - Series I Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	0.95%*	19.81	12.95	17.53
To seek to provide long-term growth of capital and income.	American Growth-Income Trust - Series I Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)	0.91%	17.65	13.48	13.50
To provide long-term growth of capital. Current income is a secondary objective.	Blue Chip Growth Trust - Series I John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.80%*	18.52	11.71	15.56
To seek long-term capital appreciation.	Capital Appreciation Value Trust - Series I John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.93%*	11.61	9.06	10.90
Appendix-1

Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25) (%)
			1-Year	5-Year	10-Year
To seek total return consisting of income and capital appreciation.	Core Bond Trust - Series I John Hancock Variable Trust Advisers LLC/Allspring Global Investments, LLC	0.67%*	6.94	-0.57	1.91
To seek long-term capital appreciation.	Disciplined Value Emerging Markets Equity Trust - Series I John Hancock Variable Trust Advisers LLC/Boston Partners Global Investors, Inc.	0.96%*	31.88	7.79	8.50
To seek long-term growth of capital.	Disciplined Value International Trust - Series I John Hancock Variable Trust Advisers LLC/Boston Partners Global Investors, Inc.	0.84%	40.90	12.64	8.92
To provide substantial dividend income and also long-term growth of capital.	Equity Income Trust - Series I John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	0.78%*	14.39	11.10	10.47
To seek growth of capital.	Financial Industries Trust - Series I John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.93%*	12.00	11.44	10.54
To seek long-term growth of capital.	Fundamental All Cap Core Trust - Series I John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.76%*	4.78	11.74	13.74
To seek long-term capital appreciation.	Fundamental Large Cap Value Trust - Series I John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.77%*	15.93	14.90	12.58
To seek long-term capital appreciation.	Global Equity Trust - Series I John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.93%*	18.13	10.12	8.34
To seek long-term capital appreciation.	Health Sciences Trust - Series I John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	1.04%*	19.49	4.15	8.70
The fund seeks high current income. Capital appreciation is a secondary goal.	High Yield Trust - Series I John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.74%*	7.46	3.97	6.07
Appendix-2

Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25) (%)
			1-Year	5-Year	10-Year
To seek to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.	International Equity Index Trust - Series I John Hancock Variable Trust Advisers LLC/SSGA Funds Management, Inc.	0.39%*	32.50	7.64	8.28
To seek long-term capital appreciation.	International Small Company Trust - Series I John Hancock Variable Trust Advisers LLC/Dimensional Fund Advisors LP	1.06%*	34.98	7.99	7.79
To provide a high level of current income consistent with the maintenance of principal and liquidity.	Investment Quality Bond Trust - Series I John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.77%*	6.97	-0.47	2.37
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Lifestyle Balanced Portfolio - Series I John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.79%*	14.10	5.44	7.02
To seek a high level of current income with some consideration given to growth of capital.	Lifestyle Conservative Portfolio - Series I John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.76%*	10.05	1.97	4.16
To seek long-term growth of capital. Current income is also a consideration.	Lifestyle Growth Portfolio - Series I John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.81%*	16.72	7.79	8.90
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.	Lifestyle Moderate Portfolio - Series I John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.78%*	12.67	4.25	6.04
To seek growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Balanced Portfolio - Series I John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.92%	9.72	4.61	5.52
To seek current income and growth of capital, while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Conservative Portfolio - Series I John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.90%	8.84	0.95	3.09
Appendix-3

Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25) (%)
			1-Year	5-Year	10-Year
To seek long term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Growth Portfolio - Series I John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.96%	10.82	6.26	6.22
To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.	Managed Volatility Moderate Portfolio - Series I John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.92%	9.25	3.73	5.06
To seek long-term growth of capital.	Mid Cap Growth Trust - Series I John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.93%*	6.11	1.30	11.69
Seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index.	Mid Cap Index Trust - Series I John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.46%*	6.98	8.63	10.23
To seek long-term capital appreciation.	Mid Value Trust - Series I John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	1.03%*	5.85	11.65	10.85
To obtain maximum current income consistent with preservation of principal and liquidity.	Money Market Trust** - Series I John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.33%*	4.02	2.99	1.93
To seek maximum total return, consistent with preservation of capital and prudent investment management.	Opportunistic Fixed Income Trust - Series I John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.97%*	9.51	0.57	3.19
To seek to achieve a combination of long- term capital appreciation and current income.	Real Estate Securities Trust - Series I John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.81%*	0.63	5.73	5.87
To seek long-term growth of capital. Current income is incidental to the fund’s objective.	Science & Technology Trust - Series I John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	1.04%*	23.58	12.97	19.79
To seek income and capital appreciation.	Select Bond Trust - Series I John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.65%*	7.47	-0.32	2.21
Appendix-4

Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25) (%)
			1-Year	5-Year	10-Year
To seek a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.	Short Term Government Income Trust - Series I John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.70%*	5.14	0.64	1.21
To seek long-term capital appreciation.	Small Cap Core Trust - Series I John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.95%*	0.06	6.48	6.05
Seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index.	Small Cap Index Trust - Series I John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.53%*	12.25	5.66	9.18
To seek long-term capital appreciation.	Small Cap Opportunities Trust - Series I John Hancock Variable Trust Advisers LLC/Dimensional Fund Advisors LP	0.92%*	9.18	10.54	10.04
To seek long-term capital appreciation.	Small Cap Stock Trust - Series I John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	1.13%*	12.66	0.36	10.07
To seek long-term growth of capital.	Small Company Value Trust - Series I John Hancock Variable Trust Advisers LLC/T. Rowe Price Associates, Inc.	1.21%*	7.12	5.96	8.93
To seek a high level of current income.	Strategic Income Opportunities Trust - Series I John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.79%*	7.51	1.55	3.21
Seeks to approximate the aggregate total return of a broad U.S. domestic equity market index.	Total Stock Market Index Trust - Series I John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.56%*	16.63	12.36	13.67
To seek long-term growth of capital.	U.S. Growth Trust - Series I John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.67%*	20.60	11.70	17.06
The fund seeks a high level of current income consistent with the maintenance of liquidity and the preservation of capital.	Ultra Short Term Bond Trust - Series I John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.67%*	4.29	2.48	1.95
* This portfolio’s annual expenses reflect temporary fee or expense waivers or reimbursements.
Appendix-5

** This Portfolio is no longer accepting premium payments .
Appendix-6

The Prospectus relating to the policy and Statement of Additional Information (SAI), both dated April 27, 2026, and any applicable supplements thereto, are incorporated by reference into this summary prospectus. You may obtain the SAI, free of charge, in the same manner as the Prospectus.

1940 Act File No. 811-8329—1933 Act File No. 333-33504
EDGAR Contract Identifier No. C000027558